INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Amortization of intangible assets	$ 2,446	$ 2,494	$ 2,558
2025	1,780
2026	1,246
2027	1,246
2028	1,186
2029	181
Thereafter	$ 50